Restructuring, Impairment and Other Charges - Additional Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) Employee	Dec. 31, 2015 USD ($) Employee	Dec. 31, 2014 USD ($) Employee
Restructuring Cost And Reserve [Line Items]
Employee termination costs		$ 3.7	$ 2.3	$ 0.7
Number of employees used to determine employee termination costs | Employee		84	64	9
Other restructuring charges		$ 1.5	$ 1.9	$ 2.1
Finite-lived intangible assets		54.3	69.3
International
Restructuring Cost And Reserve [Line Items]
Employee termination costs		0.6	0.9	0.6
Other restructuring charges		$ 0.0	$ 0.0	0.0
International | Customer Relationship Intangible Assets
Restructuring Cost And Reserve [Line Items]
Impairment of intangible assets	$ 1.7
Finite-lived intangible assets	$ 16.5			$ 16.5